Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Profit (loss) before the provision for income taxes consisted of the following for the years ended December 31, 2023, 2022, and 2021:

	Year Ended December 31,
	2023	2022	2021
	(in thousands)
Israel	$(23,269)	$(55,414)	$(154,549)
International	(29,968)	(43,249)	(23,323)
Total	$(53,237)	$(98,663)	$(177,872)

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes was as follows:

	Year Ended December 31,
	2023	2022	2021
	(in thousands)
Current:
Israel	$(225)	$4	$4
International	6,039	8,715	121
Total current income tax expense	5,814	8,719	125
Deferred:
Israel	—	—	—
International	(16)	(2,677)	1,433
Total deferred income tax expense	(16)	(2,677)	1,433
Total provision for income taxes	$5,798	$6,042	$1,558

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of our statutory income tax expense to our effective income tax provision is as follows:

	Year Ended December 31,
	2023	2022	2021
	(in thousands)
Israel tax benefit at statutory rate	$(12,245)	$(22,528)	$(40,784)
Preferred enterprise	1,652	10,573	3,052
Foreign rate differential	(785)	(1,050)	912
Share-based compensation	8,158	9,717	1,753
Warrant revaluation	—	—	23,325
Tranche right revaluation	—	—	4,890
Prior year tax income/(expense)	(302)	(6,675)	84
Permanent differences	587	(3,351)	98
Uncertain tax position	5,772	7,233	3,784
Change in valuation allowance	2,961	12,123	4,444
Total	$5,798	$6,042	$1,558

Schedule of Deferred Tax Assets and Liabilities
The following table presents the significant components of our deferred tax assets and liabilities:

	Year Ended December 31,
	2023	2022	2021
	(in thousands)
Deferred tax assets:
Research and development expenses	$7,550	$7,374	$1,436
Net operating loss	10,333	9,059	5,212
Deferred Compensation	6,762	5,214	1,009
Operating lease liabilities	5,565	6,456	—
Vacation and convalescence	746	730	799
Bad debts	84	78	93
Other	1,946	2,166	466
Gross deferred tax assets	32,986	31,077	9,015
Valuation allowance	(23,783)	(20,822)	(8,699)
Total deferred tax assets	9,203	10,255	316
Deferred tax liabilities:
Operating lease right-of-use assets	(5,577)	(6,387)	—
Deferred contract acquisition costs	(2,971)	(3,009)	(2,324)
Property and equipment	(109)	(279)	(283)
Capitalized Software	(541)	(591)	(397)
Gross deferred tax liabilities	(9,198)	(10,266)	(3,004)
Net deferred tax assets/(liabilities)	$5	$(11)	$(2,688)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending balance of total unrecognized tax position is as follows:

Unrecognized Tax Benefits
(in thousands)
Balance – January 1, 2021	234
Additions based on tax positions related to current year	3,885
Reductions for tax positions of prior years	—
Balance – December 31, 2021	4,119
Additions based on tax positions related to current year	7,187
Reductions for tax positions of prior years	(54)
Balance – December 31, 2022	$11,252
Additions based on tax positions related to current year	5,273
Reductions for tax positions of prior years	(13)
Balance – December 31, 2023	$16,512